UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21940

EIP INVESTMENT TRUST

49 Riverside Avenue
Westport, CT 06880

James J. Murchie
President, Principal Executive Officer
(203) 349-8233

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Company	Ticker	Security ID	Meeting Date	Agenda Item	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
Buckeye Partners, L.P.	BPL	118230101	3/20/2009	Approve Omnibus Stock Plan	Mgmt	For	For	For
Enbridge Inc.	ENB	29250N105	5/6/2009	Elect Director David A. Arledge	Mgmt	For	For	For
Enbridge Inc.	ENB	29250N105	5/6/2009	Elect Director James J. Blanchard	Mgmt	For	For	For
Enbridge Inc.	ENB	29250N105	5/6/2009	Elect Director J. Lorne Braithwaite	Mgmt	For	For	For
Enbridge Inc.	ENB	29250N105	5/6/2009	Elect Director Patrick D. Daniel	Mgmt	For	For	For
Enbridge Inc.	ENB	29250N105	5/6/2009	Elect Director J. Herb England	Mgmt	For	For	For
Enbridge Inc.	ENB	29250N105	5/6/2009	Elect Director David A. Leslie	Mgmt	For	For	For
Enbridge Inc.	ENB	29250N105	5/6/2009	Elect Director George K. Petty	Mgmt	For	For	For
Enbridge Inc.	ENB	29250N105	5/6/2009	Elect Director Charles E. Shultz	Mgmt	For	For	For
Enbridge Inc.	ENB	29250N105	5/6/2009	Elect Director Dan C. Tutcher	Mgmt	For	For	For
Enbridge Inc.	ENB	29250N105	5/6/2009	Elect Director Catherine L. Williams	Mgmt	For	For	For
Enbridge Inc.	ENB	29250N105	5/6/2009	Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For	For
Enbridge Inc.	ENB	29250N105	5/6/2009	Report on Environmental Liabilities Relating to Gateway Project Pipeline	ShrHoldr	Against	Against	For
Enbridge Inc.	ENB	29250N105	5/6/2009	Report on Costs and Benefits of Policy on Free Prior and Informed Consent of Aboriginal Communities	ShrHoldr	Against	For	Against
Energy Transfer Partners L P	ETP	29273R109	12/16/2008	APPROVAL OF THE TERMS OF THE ENERGY TRANSFER PARTNERS, L.P. 2008 LONG-TERM INCENTIVE PLAN	Mgmt	For	For	For
MAGELLAN MIDSTREAM HLDGS L P	MGG	55907R108	4/23/2009	Elect Director Patrick C. Eilers	Mgmt	For	For	For
Magellan Midstream Partners LP	MMP	559080106	4/22/2009	Elect Director George A. O'Brien, Jr.	Mgmt	For	For	For
Newalta Income Fund	NAL	65020R109	12/17/2008	Approve Plan of Arrangement: Conversion to Corporation	Mgmt	For	For	For
Newalta Income Fund	NAL	65020R109	12/17/2008	Approve Incentive Option Plan	Mgmt	For	For	For
Newalta Income Fund	NAL	65020R109	12/17/2008	Approve Shareholder Rights Plan	Mgmt	For	For	For
Nustar GP Holdings LLC	NSH	67059L102	4/30/2009	Elect Director James F. Clingman, Jr.	Mgmt	For	For	For
Nustar GP Holdings LLC	NSH	67059L102	4/30/2009	Ratify Auditors	Mgmt	For	For	For
Oneok, Inc.	OKE	682680103	5/21/2009	Elect Director James C. Day	Mgmt	For	For	For
Oneok, Inc.	OKE	682680103	5/21/2009	Elect Director Julie H. Edwards	Mgmt	For	For	For
Oneok, Inc.	OKE	682680103	5/21/2009	Elect Director William L. Ford	Mgmt	For	For	For
Oneok, Inc.	OKE	682680103	5/21/2009	Elect Director John W. Gibson	Mgmt	For	For	For
Oneok, Inc.	OKE	682680103	5/21/2009	Elect Director David L. Kyle	Mgmt	For	For	For
Oneok, Inc.	OKE	682680103	5/21/2009	Elect Director Bert H. Mackie	Mgmt	For	For	For
Oneok, Inc.	OKE	682680103	5/21/2009	Elect Director Jim W. Mogg	Mgmt	For	For	For
Oneok, Inc.	OKE	682680103	5/21/2009	Elect Director Pattye L. Moore	Mgmt	For	For	For
Oneok, Inc.	OKE	682680103	5/21/2009	Elect Director Gary D. Parker	Mgmt	For	For	For
Oneok, Inc.	OKE	682680103	5/21/2009	Elect Director Eduardo A. Rodriguez	Mgmt	For	For	For
Oneok, Inc.	OKE	682680103	5/21/2009	Elect Director David J. Tippeconnic	Mgmt	For	For	For
Oneok, Inc.	OKE	682680103	5/21/2009	Ratify Auditors	Mgmt	For	For	For
PENN Virginia Resource Partners, L.P.	PVR	707884102	1/14/2009	Amend Omnibus Stock Plan	Mgmt	For	For	For
Spectra Energy Corp.	SE	847560109	5/7/2009	Declassify the Board of Directors	Mgmt	For	For	For
Spectra Energy Corp.	SE	847560109	5/7/2009	Elect Director Gregory L. Ebel	Mgmt	For	For	For
Spectra Energy Corp.	SE	847560109	5/7/2009	Elect Director Peter B. Hamilton	Mgmt	For	For	For
Spectra Energy Corp.	SE	847560109	5/7/2009	Elect Director Michael E. J. Phelps	Mgmt	For	For	For
Spectra Energy Corp.	SE	847560109	5/7/2009	Ratify Auditors	Mgmt	For	For	For
The Williams Companies, Inc.	WMB	969457100	5/21/2009	Elect Director Irl F. Engelhardt	Mgmt	For	For	For
The Williams Companies, Inc.	WMB	969457100	5/21/2009	Elect Director William E. Green	Mgmt	For	For	For
The Williams Companies, Inc.	WMB	969457100	5/21/2009	Elect Director W. R. Howell	Mgmt	For	For	For
The Williams Companies, Inc.	WMB	969457100	5/21/2009	Elect Director George A. Lorch	Mgmt	For	For	For
The Williams Companies, Inc.	WMB	969457100	5/21/2009	Ratify Auditors	Mgmt	For	For	For
The Williams Companies, Inc.	WMB	969457100	5/21/2009	Declassify the Board of Directors	ShrHoldr	Against	For	Against
Tortoise Energy Infrastructure Corp.	TYG	89147L100	5/22/2009	Elect Trustee Charles E. Heath	Mgmt	For	For	For
Tortoise Energy Infrastructure Corp.	TYG	89147L100	5/22/2009	Approve Sale of Common Stock Below Net Asset Value	Mgmt	For	For	For
Tortoise Energy Infrastructure Corp.	TYG	89147L100	5/22/2009	Ratify Auditors	Mgmt	For	For	For
UGI Corp.	UGI	902681105	1/27/2009	Elect Director S.D. Ban	Mgmt	For	For	For
UGI Corp.	UGI	902681105	1/27/2009	Elect Director R.C. Gozon	Mgmt	For	For	For
UGI Corp.	UGI	902681105	1/27/2009	Elect Director L.R. Greenberg	Mgmt	For	For	For
UGI Corp.	UGI	902681105	1/27/2009	Elect Director M.O. Schlanger	Mgmt	For	For	For
UGI Corp.	UGI	902681105	1/27/2009	Elect Director A. Pol	Mgmt	For	For	For
UGI Corp.	UGI	902681105	1/27/2009	Elect Director E.E. Jones	Mgmt	For	For	For
UGI Corp.	UGI	902681105	1/27/2009	Elect Director J.L. Walsh	Mgmt	For	For	For
UGI Corp.	UGI	902681105	1/27/2009	Elect Director R.B. Vincent	Mgmt	For	For	For
UGI Corp.	UGI	902681105	1/27/2009	Elect Director M.S. Puccio	Mgmt	For	For	For
UGI Corp.	UGI	902681105	1/27/2009	Ratify Auditors	Mgmt	For	For	For

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: EIP GROWTH AND INCOME FUND

Signed By:	/s/ James J. Murchie
James J. Murchie
President, Principal Executive Officer

Date:	8/21/09